SCHEDULE OF COMPREHENSIVE LIST OF REVISED ADJUSTMENTS (Details) - CAD ($)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Intangible Assets	[1]	$ 33,463,103	$ 46,112,962
Property and Equipment	[1]	9,525	344,008
Total Assets		36,801,368	49,903,208
Purchase of property and equipment	[2]	(7,703)	(149,675)	$ (392,652)
Investment in intangible assets	[2]	(366,325)	(1,860,214)	(450,429)
Net cash used in investing activities		$ (374,028)	(2,008,389)	$ (843,081)
Previously stated [member]
IfrsStatementLineItems [Line Items]
Intangible Assets			45,139,683
Property and Equipment			1,317,287
Total Assets			49,903,208
Purchase of property and equipment			(938,635)
Investment in intangible assets			(1,071,254)
Net cash used in investing activities			(2,008,389)
Increase (decrease) due to corrections of prior period errors [member]
IfrsStatementLineItems [Line Items]
Intangible Assets			973,279
Property and Equipment			(973,279)
Total Assets
Purchase of property and equipment			788,960
Investment in intangible assets			(788,960)
Net cash used in investing activities

[1]	Revised as of December 31, 2022 (Note 4)
[2]	Revised as of December 31, 2022 (Note 4)